111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

April 20, 2018

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 318 (the “Fund”)

(File No. 333-216426) (CIK# 1698944)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 4 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was filed with the Securities and Exchange Commission (the “Commission”) on March 13, 2018. We received written comments from the staff of the Commission on March 23, 2018 requesting that we make certain changes to the Registration Statement and addressed those comments in an April 13, 2018 filing. We received some additional comments in a conversation between Anu Dubey of the Commission and Matthew Wirig. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

The following are our responses to the staff’s comments:

Comment 1

The staff requested that if the final portfolio includes a concentration in securities issued by companies of a particular country or region, financials companies, or other industries, appropriate risk disclosure be included and disclosure be added under “Investment Summary—Principal Investment Strategy”. The Sponsor agrees that if one of these concentrations exists in the final portfolio, appropriate disclosures will be added in accordance with the staff’s comment.

Comment 2

The staff requested that additional clarification of the “internet of things” be added under “Investment Summary—Principal Investment Strategy”. Disclosure has been added in accordance with the staff’s comment.

Comment 3

The staff requested that additional disclosure be added under “Principal Risk Considerations” relating to (1) risks specific to robotics and artificial intelligence companies, blockchain companies,

financial technology companies and cybersecurity companies; (2) cybersecurity risk generally; and (3) business line risk. Disclosure has been added in accordance with the staff’s comment.

Comment 4

The staff requested that additional disclosures be added under “Risk Considerations” relating to blockchain companies’ risks associated with intellectual property rights and exposure to risks associated with third party providers. Disclosure has been added in accordance with the staff’s comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on May 3, 2018, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP